Accrued Expense and Other Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expense and Other Accrued Liabilities

Note 9 - Accrued Expense and Other Accrued Liabilities

At December 31, 2024 and December 31, 2023, the Company had accrued expenses on the convertible notes below of $1,433,245 and $269,152, respectively. At December 31, 2024 and December 31, 2023, the Company had accrued liabilities totalling $ 234,360 and $60,450, respectively.